Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of separate component of shareholders’ equity on the consolidated financial statement
HKD against RMB	December 31, 2020	December 31, 2021	December 31, 2022
Year-end spot rate	HKD1=RMB0.8504	HKD1=RMB0.8168	HKD1=RMB0.8899
Average rate	HKD1=RMB0.8928	HKD1=RMB0.8327	HKD1=RMB0.8578

Schedule of estimated residual value of the assets
Category.	Estimated useful lives
Motor vehicles	4 - 5 years
Electronic equipment	1 - 5 years
Machinery	5 years
Other equipment	5 years

Schedule of Intangible asset, net
Category	Estimated useful lives
Software	5 - 10 years

Schedule of presents revenue classified by timing of revenue recognition
Revenue	FY 2020		FY 2021		FY 2022
Categories	(RMB)%		(RMB)%		(RMB)	(US$)%
Type A: Freight forwarding services	243,607,373	83.91%	488,036,905	89.46%	577,567,025	82,928,959	88.6%
- Integrated cross-border logistics	210,794,731	72.61%	390,229,299	71.53%	444,335,722	63,799,174	68.2%
- Fragmented logistics	32,812,642	11.30%	97,807,606	17.93%	133,231,303	19,129,785	20.4%
Type B: Supply chain management	43,966,498	15.14%	53,531,895	9.81%	69,022,899	9,910,533	10.6%
- International trading in relation to supply chain management	41,985,512	14.46%	52,974,861	9.71%	68,878,594	9,889,813	10.6%
- Agent services	1,980,986	0.68%	557,034	0.10%	144,305	20,720	0.0%
Type C: Other services	2,759,062	0.95%	4,024,697	0.73%	5,401,669	775,589	0.8%
- Customs brokerage	2,566,570	0.88%	2,750,027	0.50%	4,098,297	588,447	0.6%
- Software development	192,492	0.07%	1,274,670	0.23%	1,303,372	187,142	0.2%
Total	290,332,933	100.00%	545,593,497	100.00%	651,991,593	93,615,081	100.0%

Schedule of revenue recognition
	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2022
	RMB	RMB	RMB	US$
Point in time	43,966,498	53,531,895	71,448,443	10,258,801
Over time	246,366,435	492,061,602	580,543,150	83,356,280
Total revenue	290,332,933	545,593,497	651,991,593	93,615,081

Schedule of contract liabilities at the beginning of the reporting period
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	75,020	1,908,488	7,851,588	1,231,486

Schedule of balance of non-controlling interest [Table text block]
Entity	As of December 31, 2021	As of December 31, 2022
	RMB	RMB	US$
TYPHK	(62,187)	(72,220)	(10,370)
JYD SHWL	(55,057)	(890,560)	(127,869)
JYD YCKJ	-	(1,465,290)	(210,391)
Total	(117,244)	(2,428,070)	(348,630)